Consolidated Statements of Changes in Partners' Capital (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Underwriting discount	$ 4,300	$ 4,991
Common Units [Member]
Common units issued	5,000,000	5,240,000
Common units sold pursuant to the full exercise of underwriters' options		640,000
Underwriting discount	$ 4,300	$ 4,991